Share-based payment - Schedule of Number of Share Options, Warrants and RSUs Granted (Details) - Share Options, Warrants and RSUs - Employees and Consultants - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based payment
Outstanding of January 1	52,335,673	62,162,638
Granted during the year	5,817,136	6,108,000
Exercised during the year	(6,562,479)	(11,817,807)
Forfeited or expired during the year	(3,255,474)	(4,117,158)
Outstanding of December 31	48,334,856	52,335,673
Exercisable as of December 31	36,238,887	30,650,839